Acquisition of Non-Controlling Interests (Details)	Jan. 01, 2021 USD ($) shares
Baijia Cloud Technology [Member] | Security Purchase Agreement [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Acquisition of Non-Controlling Interests (Details) [Line Items]
Percentage of equity interest agreed to transfer	30.00%
Business Combination [Member] | Baijia Cloud Technology [Member]
Acquisition of Non-Controlling Interests (Details) [Line Items]
Percentage of equity interest agreed to transfer	30.00%
Business Combination [Member] | Baijiayun Information Technology [Member]
Acquisition of Non-Controlling Interests (Details) [Line Items]
Percentage of equity interest agreed to transfer	49.00%
Business Combination [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Baijia Cloud Technology [Member]
Acquisition of Non-Controlling Interests (Details) [Line Items]
Percentage of equity interest agreed to transfer	30.00%
Business Combination [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Baijiayun Information Technology [Member]
Acquisition of Non-Controlling Interests (Details) [Line Items]
Percentage of equity interest agreed to transfer	49.00%
B a I j I a Cloud Technology [Member] | Security Purchase Agreement [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Acquisition of Non-Controlling Interests (Details) [Line Items]
Number shares issued for acquisition (in Shares) | shares	366,170
Non-controlling interests (in Dollars)	$ 96,735
Share consideration (in Dollars)	$ 303,152
Baijiayun Information Technology [Member] | Security Purchase Agreement [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Acquisition of Non-Controlling Interests (Details) [Line Items]
Percentage of equity interest agreed to transfer	49.00%
Number shares issued for acquisition (in Shares) | shares	3,658,245
Non-controlling interests (in Dollars)	$ 435,875
Share consideration (in Dollars)	$ 3,028,661